Label	Element	Value
Oberweis International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oberweis International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Oberweis International Opportunities Fund’s investment objective is to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The Fund generally will invest less than 25% of its assets in securities of countries in emerging markets.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. The value of each security held by the Fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Equity Securities Risk

Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Programs (Stock Connect) Risk

China A-Shares listed and traded on certain Chinese stock exchanges through Stock Connect, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong, are subject to a number of restrictions imposed by Chinese securities regulations and local exchange listing rules. Because Stock Connect was initially established in November 2014, developments are likely, which may restrict or otherwise affect the fund’s investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-Shares market or rules in relation to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.

Currency Risk

Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. The Fund may incur currency conversion costs (being the spread between buying and selling of the currency) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of the Fund’s investments.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-245-7311
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oberweisfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
3Q 2010 25.00%	3Q 2011 -23.71%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).

Oberweis International Opportunities Fund | MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.80%
Oberweis International Opportunities Fund | Oberweis International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,119
Annual Return 2010	rr_AnnualReturn2010	30.37%
Annual Return 2011	rr_AnnualReturn2011	(14.50%)
Annual Return 2012	rr_AnnualReturn2012	32.96%
Annual Return 2013	rr_AnnualReturn2013	55.01%
Annual Return 2014	rr_AnnualReturn2014	(4.58%)
Annual Return 2015	rr_AnnualReturn2015	15.14%
Annual Return 2016	rr_AnnualReturn2016	(5.28%)
Annual Return 2017	rr_AnnualReturn2017	40.77%
Annual Return 2018	rr_AnnualReturn2018	(24.73%)
Annual Return 2019	rr_AnnualReturn2019	22.85%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.02%
Oberweis International Opportunities Fund | Oberweis International Opportunities Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.00%
Oberweis International Opportunities Fund | Oberweis International Opportunities Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.82%

[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.60% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the "expense limitation"), however, the adviser is not obligated to reimburse the Fund for any amounts in excess of fees paid to the adviser. The contractual arrangement continues in force until April 30, 2021. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund's expenses to exceed the expense limitation in place at the time of the reimbursement.